Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,807,000.00
Previously Paid Amount	0.00
Total Fee Amount	735.95
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 735.95
Narrative - Max Aggregate Offering Price	$ 4,807,000.00
Final Prospectus	true